Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Flights and flight related USD ($)	Dec. 31, 2013 Flights and flight related CNY	Dec. 31, 2012 Flights and flight related CNY	Dec. 31, 2011 Flights and flight related CNY	Dec. 31, 2013 Hotels USD ($)	Dec. 31, 2013 Hotels CNY	Dec. 31, 2012 Hotels CNY	Dec. 31, 2011 Hotels CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Components of revenue
Revenue from pay-for-performance services	$ 123,844	749,716	422,234	216,932	$ 90,991	550,831	307,708	170,577	$ 28,464	172,315	108,144	45,530	$ 4,389	26,570	6,382	825
Display advertising services	10,490	63,503	46,670	33,334
Other services	6,228	37,703	32,821	12,161
Total revenues	140,562	850,922	501,725	262,427
Additional disclosure related to deferred revenue
Deferred revenue	$ 235	1,424	5,554
Estimated period for which services are delivered recognized as deferred revenue	1 month	1 month